Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Common Share [Abstract]
Earnings Per Common Share

NOTE 22 – EARNINGS PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share.  Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and participating securities (unvested share-based awards) according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The factors used in the earnings per share computation follow:

	December 31, 2018	December 31, 2017
Basic
Net income	$4,273	$1,346
Dividends on Series B preferred stock, accretion of discount and value of warrants exercised	62	(666)
Net income allocated to common stockholders	$4,335	$680

Weighted average common shares outstanding including unvested share-based payment awards (1)	4,260,617	3,259,662
Less: Unvested share-based payment awards	-	-
Average shares	4,260,617	3,259,662
Basic earnings per common share	$1.02	$0.21

Diluted
Net earnings allocated to common stockholders	$4,335	$680
Add back: Preferred Dividends on Series B stock and accretion of discount	-	-
Net earnings allocated to common stockholders	$4,335	$680

Weighted average common shares outstanding for basic earnings per common share (1)	4,260,617	3,259,662
Add: Dilutive effects of assumed exercises of stock options	40,903	39,361
Add: Dilutive effects of assumed exercises of stock warrants	42,210	207,586
Average shares and dilutive potential common shares	4,343,730	3,506,609
Diluted earnings per common share	$1.00	$0.19
(1)	Adjusted for 1-for-5.5 reverse stock split on August 20, 2018.

The following potential common shares were anti-dilutive and not considered in computing diluted earnings per common share.

	2018	2017
Stock options	792	981